Financial risk management - Foreign currency denominated financial assets and liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	₩ 85,782,210	₩ 75,546,460
Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	11,647,182	10,971,246
Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	34,262	31,633
Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	50,504,940	44,926,972
Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,564,303	5,201,068
Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	909,194	1,101,306
Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,062,175	5,702,681
Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,509,474	3,216,464
Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,016,582	3,538,503
Loans at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	534,098	856,587
Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	76,050,980	70,838,085
Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	46,666,021	41,759,122
Financial liabilities at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	588,572	544,916
Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	524,430	708,815
Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	10,035,349	10,404,551
Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	10,899,785	11,091,123
Financial liabilities designated at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,553,683	1,068,245
Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,783,140	5,261,313
Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	9,731,230	4,708,375
Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(2,366,070)	(393,215)
Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	7,365,160	4,315,160
USD | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	46,169,675	39,604,300
USD | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,958,621	4,729,453
USD | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	34,262	31,633
USD | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	24,443,325	21,435,678
USD | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,417,837	4,426,257
USD | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	863,223	913,778
USD | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,264,191	3,868,880
USD | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,306,357	1,273,204
USD | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,347,761	2,180,140
USD | Loans at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	534,098	745,277
USD | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	42,330,635	39,496,155
USD | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	20,060,092	17,542,371
USD | Financial liabilities at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	7,114
USD | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	496,616	558,064
USD | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	7,518,545	8,431,144
USD | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,887,807	8,417,214
USD | Financial liabilities designated at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,553,683	1,068,245
USD | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,806,778	3,479,117
USD | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,839,040	108,145
USD | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(419,387)	438,469
USD | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,419,653	546,614
JPY | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	12,442,253	11,783,861
JPY | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,878,286	1,988,215
JPY | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	9,901,710	9,076,702
JPY | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	15,557	2,574
JPY | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	526	21,531
JPY | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	162,023	149,718
JPY | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	241,232	240,619
JPY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	242,919	284,695
JPY | Loans at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		19,807
JPY | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	11,837,581	11,169,352
JPY | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	10,642,720	10,136,700
JPY | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	418	10,819
JPY | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	940,877	810,819
JPY | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	137,022	87,504
JPY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	116,544	123,510
JPY | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	604,672	614,509
JPY | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(62,614)	(166,923)
JPY | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	542,058	447,586
EUR | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,677,794	2,765,752
EUR | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	479,644	402,137
EUR | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	975,680	1,296,284
EUR | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	577,157	455,769
EUR | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	10,440	50,842
EUR | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	240,705	222,547
EUR | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	69,282	69,132
EUR | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	324,886	177,538
EUR | Loans at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		91,503
EUR | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,656,844	2,516,268
EUR | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,376,168	991,501
EUR | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	12,042	33,940
EUR | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	181,027	306,829
EUR | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	892,220	933,570
EUR | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	195,387	250,428
EUR | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	20,950	249,484
EUR | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	325,000	187,408
EUR | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	345,950	436,892
CNY | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,444,017	5,772,165
CNY | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	700,378	798,053
CNY | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,090,928	4,130,855
CNY | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	233
CNY | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,429	1,100
CNY | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	397,010	460,681
CNY | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	80,133	45,151
CNY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	173,906	336,325
CNY | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,837,579	5,379,341
CNY | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,820,793	4,650,406
CNY | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,712	858
CNY | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	463,098	163,454
CNY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	551,976	564,623
CNY | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	606,438	392,824
CNY | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(95,526)	44,764
CNY | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	510,912	437,588
Other | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	18,048,471	15,620,382
Other | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,630,253	3,053,388
Other | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	10,093,297	8,987,453
Other | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	553,519	316,468
Other | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	33,576	114,055
Other | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	998,246	1,000,855
Other | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,812,470	1,588,358
Other | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	927,110	559,805
Other | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	13,388,341	12,276,969
Other | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	9,766,248	8,438,144
Other | Financial liabilities at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	581,458	544,916
Other | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	13,642	105,134
Other | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	931,802	692,305
Other | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	982,736	1,652,835
Other | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,112,455	843,635
Other | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,660,130	3,343,413
Other | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(2,113,543)	(896,933)
Other | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	₩ 2,546,587	₩ 2,446,480